LOANS AND BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2024
LOANS AND BORROWINGS
Schedule of loans and borrowings

	As at 31 December	As at 31 December
	2024	2023
Non-current liabilities	$’000	$’000
Issued debt - bond (a)	39,304	38,170
Galaxy loan (b)	—	9,230
Mortgage – Quebec facility (c)	—	797
Total	39,304	48,197
Current liabilities
Galaxy loan (b)	—	13,444
Mortgage- Quebec facility (c)	837	600
Other Loans	20	276
Total	857	14,320